Other revenues	6 Months Ended
Jun. 30, 2012
Other revenues
Other revenues
Note 9 Other revenues
in	6M12	6M11

Other revenues (CHF million)

Noncontrolling interests without significant economic interest	214	946

Loans held-for-sale	(19)	35

Long-lived assets held-for-sale	(5)	63

Equity method investments	58	60

Other investments	350	261

Other	564	238

Other revenues	1,162	1,603